Shareholder Fees - American Funds Moderate Allocation Portfolio	Apr. 30, 2021 USD ($)
Class B
Shareholder Fees:
Shareholder Fee, Other	none
Class C
Shareholder Fees:
Shareholder Fee, Other	none